Perritt MicroCap Opportunities Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 90.9%	Shares	Value
Aerospace & Defense - 0.4%
VirTra, Inc. (a)	58,264	$273,258

Air Freight & Logistics - 2.5%
Radiant Logistics, Inc. (a)	235,000	1,581,550

Banks - 1.4%
First Internet Bancorp	22,000	479,380
Flushing Financial Corp.	25,000	394,750
		874,130

Capital Markets - 5.5%
Heritage Global, Inc. (a)	345,000	472,650
Silvercrest Asset Management Group, Inc. - Class A	110,000	1,621,400
US Global Investors, Inc. - Class A	395,000	1,311,400
		3,405,450

Chemicals - 4.1%
Arq, Inc. (a)	75,000	267,000
Ascent Industries Co. (a)	24,000	389,040
Flexible Solutions International, Inc.	90,000	519,300
Greystone Logistics, Inc. (a)	125,000	38,175
Northern Technologies International Corp.	148,000	1,340,880
		2,554,395

Commercial Services & Supplies - 3.5%
Perma-Fix Environmental Services, Inc. (a)	126,644	1,933,854
Quest Resource Holding Corp. (a)	102,719	220,846
		2,154,700

Communications Equipment - 2.7%
Aviat Networks, Inc. (a)	27,000	588,870
BK Technologies Corp. (a)	14,000	1,067,920
		1,656,790

Construction & Engineering - 4.4%
Bowman Consulting Group Ltd. (a)	15,000	522,450
NWPX Infrastructure, Inc. (a)	20,000	1,349,000
Orion Group Holdings, Inc. (a)	70,000	855,400
		2,726,850

Consumer Finance - 2.4%
EZCORP, Inc. - Class A (a)	70,000	1,501,500

Consumer Staples Distribution & Retail - 0.6%
HF Foods Group, Inc. (a)	185,000	353,350

Distributors - 0.7%
Alliance Entertainment Holding Corp. (a)	65,000	449,150

Diversified Consumer Services - 2.6%
Carriage Services, Inc.	12,000	514,920
Lincoln Educational Services Corp. (a)	25,000	666,500
Universal Technical Institute, Inc. (a)	15,000	417,450
		1,598,870

Diversified REITs - 0.6%
Modiv Industrial, Inc.	23,000	352,360

Electrical Equipment - 3.0%
LSI Industries, Inc.	38,000	840,180
Power Solutions International, Inc. (a)	5,000	358,300
SKYX Platforms Corp. (a)	80,000	200,000
Ultralife Corp. (a)	70,000	446,600
		1,845,080

Electronic Equipment, Instruments & Components - 6.3%
Bel Fuse, Inc. - Class B	12,000	2,414,280
Coda Octopus Group, Inc. (a)	50,000	532,500
Powerfleet, Inc. (a)	190,000	970,900
		3,917,680

Energy Equipment & Services - 0.9%
Natural Gas Services Group, Inc.	17,000	588,880

Financial Services - 1.3%
Paysign, Inc. (a)	85,000	354,450
Usio, Inc. (a)	340,000	476,000
		830,450

Health Care Equipment & Supplies - 1.0%
Sensus Healthcare, Inc. (a)	125,586	644,256

Health Care Providers & Services - 2.3%
InfuSystem Holdings, Inc. (a)	80,000	660,800
Viemed Healthcare, Inc. (a)	100,000	767,000
		1,427,800

Household Durables - 2.2%
Legacy Housing Corp. (a)	67,000	1,390,250

Interactive Media & Services - 0.8%
DHI Group, Inc. (a)	285,000	495,900

IT Services - 2.5%
Information Services Group, Inc.	123,883	690,029
Research Solutions, Inc. (a)	305,518	870,726
		1,560,755

Machinery - 7.2%
Aebi Schmidt Holding AG	30,004	439,258
CECO Environmental Corp. (a)	12,000	809,160
Gencor Industries, Inc. (a)	45,000	645,300
Mayville Engineering Co., Inc. (a)	30,000	588,000
Miller Industries, Inc.	26,000	1,065,220
TechPrecision Corp. (a)	110,000	524,700
Twin Disc, Inc.	25,000	429,750
		4,501,388

Media - 1.7%
Creative Realities, Inc. (a)	160,000	499,200
Perion Network Ltd. (a)	65,000	572,000
		1,071,200

Metals & Mining - 9.6%
Avino Silver & Gold Mines Ltd. (a)	300,000	2,697,000
Endeavour Silver Corp. (a)	150,000	1,639,500
McEwen, Inc. (a)	68,000	1,642,200
		5,978,700

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Chicago Atlantic Real Estate Finance, Inc.	45,000	558,000

Oil, Gas & Consumable Fuels - 2.6%
Evolution Petroleum Corp.	150,000	591,000
Vaalco Energy, Inc.	120,000	616,800
Vitesse Energy, Inc.	20,000	419,200
		1,627,000

Personal Care Products - 1.0%
Nature's Sunshine Products, Inc. (a)	25,000	630,500

Pharmaceuticals - 0.7%
Assertio Holdings, Inc. (a)	14,000	164,920
Aytu BioPharma, Inc. (a)	20,000	52,000
Biote Corp. (a)	110,000	229,900
		446,820

Professional Services - 3.7%
Asure Software, Inc. (a)	50,000	481,000
DLH Holdings Corp. (a)	135,000	770,850
IBEX Holdings Ltd. (a)	14,000	520,800
Star Equity Holdings, Inc. (a)	55,000	564,850
		2,337,500

Semiconductors & Semiconductor Equipment - 1.7%
Photronics, Inc. (a)	30,000	1,037,100

Software - 3.1%
Consensus Cloud Solutions, Inc. (a)	22,000	469,920
Mitek Systems, Inc. (a)	60,000	601,200
NetSol Technologies, Inc. (a)	100,000	356,000
Ooma, Inc. (a)	45,000	528,750
		1,955,870

Specialty Retail - 0.5%
Build-A-Bear Workshop, Inc.	5,000	298,400

Technology Hardware, Storage & Peripherals - 0.7%
Immersion Corp.	62,000	416,640

Textiles, Apparel & Luxury Goods - 1.4%
Lakeland Industries, Inc.	44,000	414,480
Superior Group of Cos., Inc.	45,000	448,200
		862,680

Trading Companies & Distributors - 3.2%
Karat Packaging, Inc.	13,000	318,110
NPK International, Inc. (a)	120,000	1,657,200
		1,975,310

Water Utilities - 1.2%
Global Water Resources, Inc.	40,000	346,800
Pure Cycle Corp. (a)	35,000	405,300
		752,100
TOTAL COMMON STOCKS (Cost $31,373,227)		56,632,612

TOTAL INVESTMENTS - 90.9% (Cost $31,373,227)		56,632,612
Money Market Deposit Account - 9.3% (b)		5,798,750
Liabilities in Excess of Other Assets - (0.2)%		(144,831)
TOTAL NET ASSETS - 100.0%		$62,286,531

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.36%.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Perritt MicroCap Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$56,632,612	$–	$–	$56,632,612
Total Investments	$56,632,612	$–	$–	$56,632,612

Refer to the Schedule of Investments for further disaggregation of investment categories.